Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies (Textual)
Cash payment for operating lease liabilities	$ 3,458
Research and development expenses	$ 28	$ 327	$ 584
Warrants exercisable	3,536,495	2,299,684	1,584,071
Transaction price	$ 5,000
Reimbursement cost	1,000
ROU Assets [Member]
Significant Accounting Policies (Textual)
Cash payment for operating lease liabilities	$ 3,458